JOINT VENTURES AND ASSOCIATES - Summary of Other Arrangements in Respect of Joint Ventures and Associates (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Interests In Other Entities [Abstract]
Commitments to make purchases from joint ventures and associates	$ 1,437	$ 1,674
Commitments to provide debt or equity funding to joint ventures and associates	$ 533	$ 900